CERTIFICATION OF NO CHANGE IN DEFINITIVE MATERIALS
PURSUANT TO RULE 497 (j) OF THE SECURITIES ACT OF 1933

FILE NUMBER: 333-43682 AND 811-8736
REGISTRANT:  The Guardian Separate Account K (Pal Millennium)

In lieu of filing under paragraph (b) or (c) of Section 497, the undersigned hereby certifies that:

(1) The form of prospectus that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent post-effective amendment to the registration statement on form S-6 filed by the registrant, and

(2) The text of the most recent post-effective amendment to the registration statement filed on form S-6 has been filed electronically.

Signatures

The Guardian Separate Account K and The Guardian Insurance & Annuity Company, Inc. has caused this Certification to be signed on its behalf in the City of New York, State of New York, on May 2, 2001.

The Guardian Separate Account K, Registrant

The Guardian Insurance & Annuity Company, Inc., Depositor


By:            /s/ Bruce C. Long
   -----------------------------------------
                   Bruce C. Long
   Executive Vice President, Equity Products